Kyocera's Sales to KDDI Corporation and Its Consolidated Subsidiaries (Detail) (KDDI Corporation, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
KDDI Corporation
Revenue, Major Customer [Line Items]
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥ 121,130	¥ 130,554	¥ 115,538
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	10.20%	10.30%	10.80%